Outstanding Loans and Leases - Credit Card and Other TDRs (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Modifications [Line Items]
Financing Receivable Modifications Post Modification Percentage Of Balances Current Or Less Than Thirty Days Past Due	77.05%		76.51%
Renegotiated Consumer Credit Card Domestic Held Loans	$ 7,100,000,000		$ 11,400,000,000
Modifications, Troubled Debt Restructurings, Current or Less than Thirty Days Past Due	5,500,000,000
Consumer Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	7,100,000,000		11,421,000,000
Consumer Portfolio Segment [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Unpaid Principal Balance	1,393,000,000
Carrying Value	1,423,000,000
Pre Modification Interest Rate	20.20%
Post Modification Interest Rate	4.87%
Net Charge-Offs	180,000,000
Consumer Portfolio Segment [Member] | Direct And Indirect Consumer Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Finance Receivable, Post Modification, Entering Default Status	180,000,000
Unpaid Principal Balance	198,000,000
Carrying Value	199,000,000
Pre Modification Interest Rate	15.63%
Post Modification Interest Rate	5.22%
Net Charge-Offs	10,000,000
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,198,000,000		1,858,000,000
Financing Receivable Modifications Post Modification Percentage Of Balances Current Or Less Than Thirty Days Past Due	80.01%		78.81%
Impaired Financing Receivable with Related Allowance [Domain] | Consumer Portfolio Segment [Member] | Direct And Indirect Consumer Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Impaired Financing Receivable, Average Recorded Investment	1,582,000,000		2,126,000,000
Impaired Financing Receivable Interest Income Cash Basis and Accrual Method	85,000,000	[1]	111,000,000	[1]
Impaired Financing Receivable, Unpaid Principal Balance	1,193,000,000		1,846,000,000
Impaired Financing Receivable, Recorded Investment	1,198,000,000	[2]	1,858,000,000	[2]
Impaired Financing Receivable, Related Allowance	405,000,000		822,000,000
UNITED STATES | Consumer Portfolio Segment [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Finance Receivable, Post Modification, Entering Default Status	863,000,000
Unpaid Principal Balance	890,000,000
Carrying Value	902,000,000
Pre Modification Interest Rate	19.04%
Post Modification Interest Rate	6.16%
Net Charge-Offs	44,000,000
Financing Receivable, Modifications, Post-Modification Recorded Investment	5,305,000,000		8,766,000,000
Financing Receivable Modifications Post Modification Percentage Of Balances Current Or Less Than Thirty Days Past Due	78.97%		77.66%
UNITED STATES | Impaired Financing Receivable with Related Allowance [Domain] | Consumer Portfolio Segment [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Impaired Financing Receivable, Average Recorded Investment	7,211,000,000		10,549,000,000
Impaired Financing Receivable Interest Income Cash Basis and Accrual Method	433,000,000	[1]	621,000,000	[1]
Impaired Financing Receivable, Unpaid Principal Balance	5,272,000,000		8,680,000,000
Impaired Financing Receivable, Recorded Investment	5,305,000,000	[2]	8,766,000,000	[2]
Impaired Financing Receivable, Related Allowance	1,570,000,000		3,458,000,000
Non-U.S. Commercial | Consumer Portfolio Segment [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Finance Receivable, Post Modification, Entering Default Status	409,000,000
Unpaid Principal Balance	305,000,000
Carrying Value	322,000,000
Pre Modification Interest Rate	26.32%
Post Modification Interest Rate	1.04%
Net Charge-Offs	126,000,000
Financing Receivable, Modifications, Post-Modification Recorded Investment	597,000,000		797,000,000
Financing Receivable Modifications Post Modification Percentage Of Balances Current Or Less Than Thirty Days Past Due	54.02%		58.86%
Non-U.S. Commercial | Impaired Financing Receivable with Related Allowance [Domain] | Consumer Portfolio Segment [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Impaired Financing Receivable, Average Recorded Investment	759,000,000		973,000,000
Impaired Financing Receivable Interest Income Cash Basis and Accrual Method	6,000,000	[1]	21,000,000	[1]
Impaired Financing Receivable, Unpaid Principal Balance	588,000,000		778,000,000
Impaired Financing Receivable, Recorded Investment	597,000,000	[2]	797,000,000	[2]
Impaired Financing Receivable, Related Allowance	435,000,000		506,000,000
Internal Programs [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	4,790,000,000		8,096,000,000
Internal Programs [Member] | Consumer Portfolio Segment [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	767,000,000
Internal Programs [Member] | Consumer Portfolio Segment [Member] | Direct And Indirect Consumer Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	112,000,000
Financing Receivable, Modifications, Post-Modification Recorded Investment	784,000,000		1,222,000,000
Internal Programs [Member] | UNITED STATES | Consumer Portfolio Segment [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	492,000,000
Financing Receivable, Modifications, Post-Modification Recorded Investment	3,788,000,000		6,592,000,000
Internal Programs [Member] | Non-U.S. Commercial | Consumer Portfolio Segment [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	163,000,000
Financing Receivable, Modifications, Post-Modification Recorded Investment	218,000,000		282,000,000
External Programs [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,941,000,000		2,634,000,000
External Programs [Member] | Consumer Portfolio Segment [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	652,000,000
External Programs [Member] | Consumer Portfolio Segment [Member] | Direct And Indirect Consumer Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	87,000,000
Financing Receivable, Modifications, Post-Modification Recorded Investment	392,000,000		531,000,000
External Programs [Member] | UNITED STATES | Consumer Portfolio Segment [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	407,000,000
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,436,000,000		1,927,000,000
External Programs [Member] | Non-U.S. Commercial | Consumer Portfolio Segment [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	158,000,000
Financing Receivable, Modifications, Post-Modification Recorded Investment	113,000,000		176,000,000
Other Program [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	369,000,000	[3]	691,000,000	[3]
Other Program [Member] | Consumer Portfolio Segment [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	4,000,000
Other Program [Member] | Consumer Portfolio Segment [Member] | Direct And Indirect Consumer Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	22,000,000	[3]	105,000,000	[3]
Other Program [Member] | UNITED STATES | Consumer Portfolio Segment [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	3,000,000
Financing Receivable, Modifications, Post-Modification Recorded Investment	81,000,000	[3]	247,000,000	[3]
Other Program [Member] | Non-U.S. Commercial | Consumer Portfolio Segment [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	1,000,000
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 266,000,000	[3]	$ 339,000,000	[3]

[1]	Interest income recognized includes interest accrued and collected on the outstanding balances of accruing impaired loans as well as interest cash collections on nonaccruing impaired loans for which the ultimate collectability of principal is not uncertain.
[2]	Includes accrued interest and fees
[3]	Other programs include ineligible U.K. credit card and other consumer loans.